Other assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other assets and liabilities
Schedule of other assets and liabilities
	December 31, 2023				December 31, 2022
(€ million)	Assets		Liabilities		Assets		Liabilities
	Current	Non-current	Current	Non-current	Current	Non-current	Current	Non-current
Fair value of derivative financial instruments	3,323	46	2,414	153	11,076	129	9,042	286
Contract liabilities			437	691			1,145	706
Other Taxes	915	137	1,811	16	807	157	1,463	34
Other	1,399	3,210	917	3,236	938	1,950	823	2,208
	5,637	3,393	5,579	4,096	12,821	2,236	12,473	3,234